Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Transfer of Global Prime Finance and Electronic Equities platform to BNP Paribas S.A.
Classification of assets as held for sale of the Capital Release Unit (CRU)	€ 6,092	€ 4,961
Classification of liabilities as held for sale of the Capital Release Unit (CRU)	€ 9,850	€ 9,611